Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
9. Stock-Based Compensation
2025 Company Incentive Plan
In October 2025, the Company adopted the 2025 Company Incentive Plan (the “2025 Plan”) to grant stock option awards to its officers, employees and contractors as compensation for their services to the Company. Under the 2025 Plan, up to 150,916,885 shares of common stock were made available for issuance. Stock option awards granted under the 2025 Plan generally vest over 36 or 48 months, with 33% or 25% vesting one year after the grant date and the remainder vesting in equal monthly installments over the following 24 or 36 months. All awards expire no later than ten years from the date of grant.
In connection with the Business Combination, the 2025 Plan was terminated effective upon the consummation of the Business Combination on May 7, 2026, and no new awards may be granted under the 2025 Plan after that date. Each option outstanding under the 2025 Plan as of the effective time of the Business Combination was converted into an option to acquire shares of the Company’s Class A common stock, and outstanding awards continue to be governed by the terms of the 2025 Plan and the applicable award agreements. Following the Business Combination, new equity awards are made under the Omnibus Incentive Plan described below.
Post-Business Combination Equity Plans
In connection with the Business Combination, the Company’s stockholders approved, and the Company adopted, the Enhanced Group Inc. Omnibus Incentive Plan (the “Omnibus Incentive Plan”), which became effective on May 7, 2026. The Omnibus Incentive Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based and cash-based awards to employees, directors and consultants of the Company and its affiliates. The initial aggregate number of shares of Class A common stock available for issuance under the Omnibus Incentive Plan is 6,711,521, subject to adjustment as provided in the plan.
The Company’s stockholders also approved, and the Company adopted, the Enhanced Group Inc. Founder Plan (the “Founder Plan”), which became effective on May 7, 2026. The initial aggregate number of shares of Class A common stock available for issuance under the Founder Plan is 6,711,521, subject to adjustment as provided in the plan.
In addition, the Company’s stockholders approved, and the Company adopted, the Enhanced Group Inc. Employee Share Purchase Plan (the “ESPP”), which became effective on May 7, 2026. The initial aggregate number of shares of Class A common stock available for issuance under the ESPP is 2,684,608, subject to adjustment as provided in the plan. As of June 30, 2026, no offering period under the ESPP had commenced and no shares had been issued under the ESPP

To estimate the fair value of the Company’s stock options, granted during the three and six months ended June 30, 2026, the Company used the Black-Scholes OPM. The following key assumptions were used to estimate the fair value, presented on a weighted average basis:

June 30, 2026
Expected volatility	90%
Expected term (years)	5.91
Risk free interest rate	3.77%
Expected dividend yield	$—
During the three and six months ended June 30, 2026, the Company recognized $0.7 million and $1.4 million in stock-based compensation expense related to stock options within general and administrative expenses, respectively.
As of June 30, 2026, there is $5.0 million of unrecognized stock-based compensation expense that is expected to be recognized over a weighted average period of approximately 2.8 years.
Total option activity for the three and six months ended June 30, 2026 is summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2025	11,107,938	$1.23	9.8
Granted	106,430	$1.23	10.0
Forfeited	(851,256)	$—	—

Outstanding as of June 30, 2026	10,363,112	$1.23	8.3
Stock options exercisable as of June 30, 2026	4,574,465	$1.23	8.3
Stock options vested and expected to vest at June 30, 2026	10,363,112	$1.23	8.3
Using the Black-Scholes OPM, the weighted average grant-date fair value of options granted during the three and six months ended June 30, 2026, was $7.04 per option. As of June 30, 2026, the aggregate intrinsic value of options outstanding and exercisable was approximately $2.2 million, based on the excess of the fair value of the Company’s common stock over the applicable exercise prices of the options.
Top-up
Awards
Prior to the approval of the Company’s Incentive Plan, the Company had contingent arrangements with certain individuals to provide additional value in light of a higher-than-anticipated exercise price under previously issued options. On March 18, 2026, the Company’s board of directors approved
Top-Up
Awards to 34 grantees, each providing the right to receive a fixed number of the Company’s common shares – determined at grant as the individual’s
Top-Up
Amount divided by a fixed fair market value of $76.02 per share, for an aggregate of 527,709 shares (as retroactively adjusted for the Exchange Ratio) – contingent on completion of the Business Combination. The awards are classified as equity, as both the dollar-denominated
Top-Up
Amount and the
per-share
settlement price were fixed at grant, resulting in a fixed number of shares issuable.
The Business Combination, the sole performance condition, was completed on May 7, 2026. The
Top-Up
Awards were therefore considered granted on that date. Awards held by grantees with no further service obligation were recognized in full at that date; awards held by grantees who must remain available in an advisory capacity through settlement are recognized straight-line over that remaining service period. For the three and six months ended June 30, 2026, the Company recorded $4.3 million of stock-based compensation related to these awards under the Selling, general and administrative expenses of the accompanying condensed consolidated statements of operations
As of June 30, 2026, unrecognized compensation cost related to the unvested portion of the
Top-Up
Awards was $989,821, which is expected to be recognized over the remaining service period through the August 2026 issuance date.
Consultant warrants
In April 2026, the Company granted warrants to purchase an aggregate of 107,471 common shares to four consultants, at an exercise price of $9.32 per share and a contractual term through October 29, 2035, in exchange for services. Applying the Exchange Ratio, these amounts convert to 817,008 shares of the Company’s Class A common stock at an exercise price of $1.23 per share. The warrants are equity-classified and compensation cost is recognized over the requisite service period. Fair value was estimated using a Black-Scholes option-pricing model, resulting in fair values ranging from $70.68 to $71.20 per warrant. The fair value was determined reflecting a stock price of $76.02 (derived from the business-combination value of $10.00 per share multiplied by the 7.6021255 exchange ratio), an exercise price of $9.32 ($1.23 per share post conversion), expected volatility of 90.0%, risk-free interest rates ranging from 3.91% to 4.01%, and a 0% expected dividend yield. The expected term of the awards ranges from 5.16 to 5.85 years and was determined using the simplified method for both employee and non-employee
awards, as the
non-employees
served in roles comparable to employees.
The Company recognized $2.8 million of share-based compensation expense related to these warrants for the quarter ended June 30, 2026. Of this amount, $2,013,634 was recorded under Selling, general and administrative expenses and $830,525 was recorded under Games, athletes and event operating costs. As of June 30, 2026, unrecognized compensation cost was $4.6 million, expected to be recognized over a weighted-average period of approximately 2.4 years.

7. Stock-Based Compensation
In October 2025, the Company adopted the 2025 Company Incentive Plan (the “Plan”), under which up to 12,000,008 shares of Class A common stock were made available for issuance to employees, directors, and consultants in the form of stock options and other equity awards.
The fair value of stock options granted was estimated using the Black-Scholes option-pricing model. The assumptions used were not affected by the retroactive restatement and are unchanged from the amounts previously disclosed in this note (expected term 5.91 years, expected volatility 90%, risk-free interest rate 3.77%, expected dividend yield 0%).

Total stock-based compensation expense of approximately $3.5 million for the year ended December 31, 2025, and $6.8 million of unrecognized stock-based compensation expense as of December 31, 2025. No stock-based compensation expense was recognized for the year ended December 31, 2024.
A summary of stock option activity for the year ended December 31, 2025 is as follows:

	Shares	Weighted Avg. Exercise Price
Outstanding, December 31, 2024	—	—
Granted	11,154,006	$1.2260
Forfeited	(46,069)	1.2260

Outstanding, December 31, 2025	11,107,937	$1.2260
Exercisable, December 31, 2025	3,486,608	$1.2260
The weighted-average grant-date fair value of options granted during the year ended December 31, 2025 was $0.9261 per share.